Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating losses	$ 739,168	$ 381,305
Foreign tax credits	63,058	57,045
Federal & state research credit carryforwards	32,602	19,430
Stock-based compensation	105,750	43,642
Valuation allowance	(940,578)	(501,422)
Net deferred tax assets